Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Assets
Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	37 years
Electronic equipment	3 years
Motor vehicles	5 years
Furniture and education equipment	5 years
Leasehold improvement	Shorter of lease term or estimated economic life

Schedule of Amortization Periods of Intangible Assets	The amortization periods are as follows:

Category	Amortization periods
Student base	2.2 - 7 years
Trademark	5.4 years & Indefinite
Relationship with partnership school	6.4 years
Franchise agreement	3.4 years

Schedule of Revenues Disaggregated by Revenue Sources
The following table presents the Group’s revenues disaggregated by revenue sources. The Group’s revenue is reported net of discounts, value added tax and surcharges.

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Services:
K-12 tutoring services - group class	817,843	1,103,607	1,153,658
K-12 tutoring services - personalized	364,554	553,654	580,533
K-12 tutoring services - full-time	—	286,593	472,082
Study-abroad test preparation services	860,687	941,537	553,647
Study-abroad consulting services	185,033	218,567	143,995

Total net revenues	2,228,117	3,103,958	2,903,915